Average Annual Total Returns - FidelityLargeCapGrowthIndexFund-PRO - FidelityLargeCapGrowthIndexFund-PRO - Fidelity Large Cap Growth Index Fund	Jun. 29, 2023
Fidelity Large Cap Growth Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(29.17%)
Past 5 years	10.91%
Since Inception	13.38%
Fidelity Large Cap Growth Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(29.31%)
Past 5 years	10.48%
Since Inception	12.98%
Fidelity Large Cap Growth Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(17.17%)
Past 5 years	8.66%
Since Inception	10.87%
RS004
Average Annual Return:
Past 1 year	(29.14%)
Past 5 years	10.96%
Since Inception	13.44%	[1]

[1]	A From June 7, 2016